Provisions and other liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of other provisions

	Restructuring	Warranty	Onerous	Contingent	Other
Balance	provision	provision	contracts	consideration	liabilities	Total
At January 1, 2020	$8	$10,480	$—	$—	$1,688	$12,176
Provisions made during the year	66	3,189	—	—	40	3,295
Provisions used/paid during the year	(65)	(2,569)	—	—	—	(2,634)
Provisions reversed/expired during the year	—	(1,486)	—	—	—	(1,486)
Effect of movements in exchange rates	1	11	—	—	36	48
At December 31, 2020	10	9,625	—	—	1,764	11,399
Provisions made during the year	131	4,102	300	26,258	109	30,900
Provisions used/paid during the year	(136)	(3,894)	—	—	—	(4,030)
Provisions reversed/expired during the year	—	(1,112)	—	—	—	(1,112)
Effect of movements in exchange rates	—	(9)	—	—	4	(5)
At December 31, 2021	$5	$8,712	$300	$26,258	$1,877	$37,152

At December 31, 2020
Current	$10	$9,625	$—	$—	$—	$9,635
Non-current	—	—	—	—	1,764	1,764
	$10	$9,625	$—	$—	$1,764	$11,399

At December 31, 2021
Current	$5	$8,712	$300	$19,240	$—	$28,257
Non-current	—	—	—	7,018	1,877	8,895
	$5	$8,712	$300	$26,258	$1,877	$37,152